Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxes on Income [Line Items]
Tax rate percentage	12.00%
Beneficial tax rate percentage		12.00%
Deferred tax expense (income)	$ 130	$ 130
Carryforward tax losses	39,000
Capital loss carryforward	$ 23,000
Deferred tax liability		$ 101
Development Area A [Member]
Taxes on Income [Line Items]
Corporate tax rate	7.50%
XTEPO [Member]
Taxes on Income [Line Items]
Corporate tax rate	23.00%